Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Commercial accounts and other accounts payable	$ 599,263,208	$ 554,286,324
Derivative instruments	48,225,766	81,195,765
Other financial liabilities	214,656,576	410,665,815
Commercial accounts and other accounts payable	56,250,085	2,584,180
Derivative instruments	25,208,326	2,629,715
Other financial liabilities	1,740,169,919	1,705,833,503
Total	0	0	$ 0
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	2,026,476	756,005
Total Current	2,026,476	756,005
Derivative instruments	124,048	159,630
Total Non-current	124,048	159,630
Total	2,150,524	915,635
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	164,404,334	329,262,093
Commercial accounts and other accounts payable	750,103,757	702,770,048
Total Current	914,508,091	1,032,032,141
Interest-bearing loans	1,714,837,545	1,703,044,158
Commercial accounts and other accounts payable	840,623,569	449,777,982
Total Non-current	2,555,461,114	2,152,822,140
Total	3,469,969,205	3,184,854,281
Financial liabilities at fair value with changes in other result [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	8,924,831	7,161,949
Total Current	8,924,831
Total	8,924,831
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	48,225,766	81,195,765
Total Current	48,225,766	81,195,765
Derivative instruments	25,208,326	2,629,715
Total Non-current	25,208,326	2,629,715
Total	$ 73,434,092	$ 83,825,480